Subsequent Events - Additional Information (Detail) - USD ($)				3 Months Ended
	Jan. 31, 2022	Jan. 18, 2022	Jan. 31, 2021	Mar. 31, 2022	Dec. 31, 2021	Dec. 22, 2021	Aug. 25, 2021	Jul. 12, 2021	Dec. 31, 2020	Dec. 23, 2020	Dec. 31, 2016
Subsequent Event [Line Items]
Exercise price of warrants or rights						$ 11.5
Class of warrant or right number of securities called by warrants or rights				2,951,781
Warrants and rights outstanding				$ 0	$ 58,227,000			$ 6,514,000	$ 0
Cash proceeds from warrants issued				$ 126,000
Public Warrants [Member]
Subsequent Event [Line Items]
Exercise price of warrants or rights					$ 3.58	0.2843	$ 2.96
Class of warrant or right number of securities called by warrants or rights				10,383,077
Number of securities called by each warrant or right				0			0
Warrants and rights outstanding			$ 270,470,000	$ 1,592,080,000			$ 48,149,000
Cash proceeds from warrants issued			$ 27,000
Warrants Issued and Outstanding				5,600,000
Warrant exercise price per share			$ 0.1
Private Warrants [Member]
Subsequent Event [Line Items]
Warrants and rights outstanding					$ 1,592,080,000
Warrants Issued and Outstanding					5,600,000
Public and Private Warrants [Member]
Subsequent Event [Line Items]
Exercise price of warrants or rights						0.2843
Common Stock [Member]
Subsequent Event [Line Items]
Exercise price of warrants or rights				$ 11.5		$ 11.5			$ 1.28	$ 1.28	$ 0.09
Class of warrant or right number of securities called by warrants or rights									121,689	121,689	463,710
Warrants and rights outstanding				$ 10,666,666,000
Common Stock [Member] | Public Warrants [Member]
Subsequent Event [Line Items]
Warrants and rights outstanding							$ 10,666,666,000
SolAero Holdings, Inc [Member]
Subsequent Event [Line Items]
Payments to acquire businesses, Gross				3,600,000
Cash consideration transferred				$ 76,696,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of securities called by each warrant or right	2,951,781
Cash proceeds from warrants issued	$ 126,000
Warrant exercise price per share	$ 0.1
Subsequent Event [Member] | Public Warrants [Member]
Subsequent Event [Line Items]
Class of warrant or right number of securities called by warrants or rights	10,383,077
Number of securities called by each warrant or right	10,969
Cash proceeds from warrants issued	$ 27,000
Warrants Issued and Outstanding	270,470
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Exercise price of warrants or rights	$ 11.5
Warrants and rights outstanding	$ 10,969,000
Subsequent Event [Member] | SolAero Holdings, Inc [Member]
Subsequent Event [Line Items]
Payments to acquire businesses, Gross		$ 80,000,000
Cash consideration transferred		$ 3,600,000